Commitments and Contingencies	12 Months Ended
Mar. 31, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES	NOTE 23 — COMMITMENTS AND CONTINGENCIES As of March 31, 2025 and 2026, the Company has no material commitments or contingencies.